Acquisitions - Schedule Of Allocation Of Business Combination Consideration Between Acquiree And Contractual Agreement Asset (Details) - Uber Elevate [Member] - USD ($) $ in Thousands		12 Months Ended
	Jan. 11, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Total consideration	$ 77,600
Preferred Stock [Member]
Business Acquisition [Line Items]
Series C redeemable convertible preferred stock (8,924,009 shares at $8.70 per share fair value)		$ 77,619
Less: premium on Uber CPN		(465)
Total consideration		77,154
Consideration allocated to contractual agreements asset and related deferred tax liability		(42,938)
Consideration allocated to Uber Elevate		$ 34,216